Property, plant and equipment - Schedule of disposal of assets (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 13, 2025	Mar. 31, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				$ 7,091,974	$ 3,271,084	$ 1,769,663	$ 3,308,616
Loss				(4)	(2)	0
Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				8,544,306	4,686,314	3,433,409	5,315,120
Alsace - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Gain		$ 27,500
Cap Lara - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Gain		$ 18,800
Windcat 6 - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Gain	$ 200
Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				6,323,773	2,617,484	1,629,570	3,057,932
Vessels | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				7,757,790	4,020,942	3,265,939	$ 5,014,747
Vessels | Cap Charles - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						40,523
Gain						22,064
Loss						0
Vessels | Cap Charles - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						18,459
Vessels | Nautica - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						53,900
Gain						27,053
Loss						0
Vessels | Nautica - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						26,847
Vessels | Alex - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						86,397
Gain						24,182
Loss						0
Vessels | Alex - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						62,214
Vessels | Ardeche - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						90,410
Gain						32,065
Loss						0
Vessels | Ardeche - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						58,345
Vessels | Drenec - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						86,327
Gain						30,048
Loss						0
Vessels | Drenec - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						56,279
Vessels | Heron - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						89,130
Gain						30,887
Loss						0
Vessels | Heron - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						58,243
Vessels | Arafura - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						87,077
Gain						30,404
Loss						0
Vessels | Arafura - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						56,673
Vessels | Amundsen - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						90,670
Gain						30,663
Loss						0
Vessels | Amundsen - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						60,007
Vessels | Diodorus - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						113,100
Gain						29,189
Loss						0
Vessels | Diodorus - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						83,911
Vessels | Dickens - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						113,397
Gain						29,863
Loss						0
Vessels | Dickens - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						83,534
Vessels | Dalis - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						107,930
Gain						23,535
Loss						0
Vessels | Dalis - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						84,395
Vessels | Cassius - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						123,500
Gain						31,865
Loss						0
Vessels | Cassius - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						91,635
Vessels | Clovis - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						124,277
Gain						30,625
Loss						0
Vessels | Clovis - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						93,651
Vessels | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				510,677	1,720,005	1,206,636
Gain				192,568	635,019	372,444
Loss				(4)	0	0
Vessels | Vessels | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				318,112	1,084,986	$ 834,192
Vessels | Andaman - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					86,976
Gain					30,341
Loss					0
Vessels | Andaman - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					56,636
Vessels | Dominica | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					82,685
Gain					29,858
Loss					0
Vessels | Dominica | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					52,826
Vessels | Hatteras - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					90,310
Gain					30,942
Loss					0
Vessels | Hatteras - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					59,368
Vessels | Derius - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					104,627
Gain					23,169
Loss					0
Vessels | Derius - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					81,458
Vessels | Alboran - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					86,418
Gain					30,056
Loss					0
Vessels | Alboran - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					56,362
Vessels | Delos - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					112,888
Gain					29,277
Loss					0
Vessels | Delos - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					83,611
Vessels | Desirade - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					85,965
Gain					29,894
Loss					0
Vessels | Desirade - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					56,071
Vessels | Alice - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					85,965
Gain					24,340
Loss					0
Vessels | Alice - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					61,625
Vessels | Aquitaine - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					90,268
Gain					31,610
Loss					0
Vessels | Aquitaine - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					58,657
Vessels | Oceania - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					43,120
Gain					34,826
Loss					0
Vessels | Oceania - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					8,294
Vessels | Doris - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					113,010
Gain					28,573
Loss					0
Vessels | Doris - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					84,438
Vessels | Aral - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					86,472
Gain					30,027
Loss					0
Vessels | Aral - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					56,445
Vessels | Anne - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					86,275
Gain					23,455
Loss					0
Vessels | Anne - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					62,820
Vessels | Camus - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					123,420
Gain					31,193
Loss					0
Vessels | Camus - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					92,228
Vessels | Noble - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					53,955
Gain					28,239
Loss					0
Vessels | Noble - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					25,716
Vessels | Nectar - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					53,955
Gain					30,082
Loss					0
Vessels | Nectar - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					23,873
Vessels | Newton - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					53,955
Gain					20,670
Loss					0
Vessels | Newton - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					33,285
Vessels | CMA CGM Baikal - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					71,500
Gain			$ 15,600		15,621
Loss					0
Vessels | CMA CGM Baikal - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					55,879
Vessels | Sapphira - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					45,500
Gain					30,830
Loss					0
Vessels | Sapphira - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					14,670
Vessels | Statia - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					41,250
Gain					30,527
Loss					0
Vessels | Statia - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					10,723
Vessels | Selena - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					38,170
Gain					26,376
Loss					0
Vessels | Selena - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					11,794
Vessels | Cap Victor - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					38,990
Gain					23,397
Loss					0
Vessels | Cap Victor - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					15,593
Vessels | Cap Felix - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					42,330
Gain					21,341
Loss					0
Vessels | Cap Felix - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					20,989
Vessels | Corporate | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					2,000
Gain					375
Loss					0
Vessels | Corporate | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					$ 1,625
Vessels | Alsace - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				96,850
Gain				27,462
Loss				0
Vessels | Alsace - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				69,388
Vessels | Cap Lara - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				33,213
Gain				18,776
Loss				0
Vessels | Cap Lara - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				14,437
Vessels | Windcat 6 - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				267
Gain				217
Loss				0
Vessels | Windcat 6 - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				50
Vessels | Iris - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				99,990
Gain				57,134
Loss				0
Vessels | Iris - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				42,856
Vessels | Golden Ioanari - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				15,811
Gain				0
Loss				0
Vessels | Golden Ioanari - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				15,811
Vessels | Golden Keen - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				16,848
Gain				199
Loss				0
Vessels | Golden Keen - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				16,649
Vessels | Hakata - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				57,820
Gain				19,071
Loss				0
Vessels | Hakata - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				38,749
Vessels | Hakone - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				55,615
Gain				20,210
Loss				0
Vessels | Hakone - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				35,405
Vessels | Dalma - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				47,334
Gain				26,395
Loss				0
Vessels | Dalma - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				20,939
Vessels | Sofia - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				40,120
Gain				20,426
Loss				0
Vessels | Sofia - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				19,693
Vessels | Battersea - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				24,071
Gain				2,407
Loss				0
Vessels | Battersea - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				21,664
Vessels | Golden Zhoushan - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				21,879
Gain				0
Loss				0
Vessels | Golden Zhoushan - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				21,879
Vessels | Sale hydrogen applications | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				847
Gain				272
Loss				0
Vessels | Sale hydrogen applications | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				575
Vessels | Sale other industrial applications | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				12
Gain				0
Loss				(4)
Vessels | Sale other industrial applications | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				$ 16